INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

(9) INCOME TAXES

The Company, its subsidiaries and VIEs file separate income tax returns.

Cayman

Under the current laws of Cayman Islands, the Company is not subject to tax on the Company's income or capital gains. In addition, no Cayman Islands withholding tax is imposed upon any payments of dividends.

PRC

In 2007, the PRC enacted a new Corporate Income Tax Law ("CIT Law") and promulgated related regulations, effective from January 1, 2008, which impose a unified corporate income tax ("CIT") rate of 25% for both domestic and foreign invested enterprises. Enterprises qualified as "High New Technology Enterprises ("HNTE") enjoy a preferential CIT rate of 15%. eLong Information and Beijing Information was each certified as an HNTE and enjoyed a reduced CIT rate of 15% for fiscal years 2008, 2009 and 2010 (generally HNTE certification covers a 3-year period).

In 2011, Beijing Information no longer qualified for HNTE certification, and thus was taxed at the unified corporate income tax rate of 25% for 2011 and thereafter. In 2011, eLong Information renewed its HNTE status and Beijing Xici received HNTE certification. Both of these companies enjoyed the reduced CIT rate of 15% in 2011, 2012 and 2013. eLong Information plans to apply for renewal of its HNTE status in order to enjoy the reduced CIT rate of 15% from 2014 through 2016, and Nanjing Xici, to which the former business of Beijing Xici was transferred, plans to apply for HNTE status, in order to enjoy the reduced CIT rate of 15% from 2014 through 2016. Beginning in 2014, Beijing Xici no longer qualifies for HNTE status.

Three Shenzhen branches of the Group were entitled to a transitional preferential tax rate of 24% for fiscal year 2011 based on Regulations on Special Economic Zones in Guangdong Province. From 2012, the three Shenzhen branches of the Group applied the unified corporate income tax rate of 25%.

The CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC. The 10% withholding tax rate can be reduced based on the tax arrangement or tax treaties between the PRC and other jurisdictions. Undistributed earnings generated before January 1, 2008 are exempted from withholding tax when such earnings are distributed to the foreign investor in 2008 or thereafter. The Group's foreign invested subsidiaries and its VIEs are permanently reinvesting their earnings and, as such, under ASC subtopic 740-30, Income Taxes: Other Considerations or Special Areas, the Company has not recorded deferred tax liabilities on the outside basis in its foreign invested subsidiaries and VIEs. The cumulative amount of the temporary differences related to investments in foreign subsidiaries and VIEs was RMB109 million and RMB82 million as at December 31, 2012 and 2013, respectively. It is not practicable for the Group to estimate the amount of unrecognized deferred tax liabilities.

Under the Tax Residence Notice issued by the State Administration of Taxation, a company incorporated outside of the PRC, but having effective management in the PRC will be considered a PRC tax resident and will be subject to PRC CIT on its worldwide income. The Implementation Regulations of the CIT Law further define effective management as the "substantive comprehensive management and control of the production, business, personnel, finance and assets of a company." As of December 31, 2013, Expedia, Inc., through Expedia Asia Pacific, controls approximately 82% of the voting power of the Company. Accordingly, Expedia generally is able to exercise control over all matters requiring approval by the Company's Board of Directors or shareholders. If the PRC tax authorities treat eLong, Inc. as a PRC tax resident, the Company will be subject to PRC CIT on its worldwide income and such determination may have retroactive effect.

The Group's consolidated income/(loss) before income tax expenses/(benefit) consisted of:

	For the year ended December 31,
	2011	2012	2013

Cayman	(30,010,398)	8,452,012	(8,121,177)
PRC	80,657,817	(18,142,299)	(104,847,452)
Total	50,647,419	(9,690,287)	(112,968,629)

Income tax expense/(benefit) attributable to income/(loss) from operations consisted of:

	For the year ended December 31,
	2011	2012	2013
Current	16,173,522	17,461,835	30,828,412
Deferred	(5,427,774)	(33,478,109)	28,651,891
Total	10,745,748	(16,016,274)	59,480,303

The significant components of deferred income tax expense/(benefit) attributable to income/(loss) from operations for the years ended December 31, 2011, 2012 and 2013 were as follows:

	For the year ended December 31,
	2011	2012	2013
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(5,180,693)	(33,558,246)	(62,942,286)
Increase/(decrease) in the valuation allowance for deferred tax assets	(247,081)	80,137	91,594,177
Deferred income tax expense/(benefit)	(5,427,774)	(33,478,109)	28,651,891

Income tax expense/(benefit) differed from the amounts computed by applying the PRC corporate income tax rate of 25% for 2011, 2012 and 2013 to pretax income/(loss) from operations as a result of the following:

	For the year ended December 31,
	2011	2012	2013
Computed expected tax expense/(benefit) at PRC statutory rates	12,661,855	(2,422,822)	(28,242,157)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(247,081)	80,137	91,594,177
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	264,341	(11,564,098)	(20,260,561)
Expired net operating loss carry forwards	135,631	49,255	30,020
Effect of differing tax rates in jurisdictions inside the PRC	(8,355,753)	1,274,237	10,949,401
Effect of differing tax rates in jurisdictions outside PRC	7,508,369	(2,067,506)	2,187,827
Prior year tax return true up	(1,802,466)	(1,810,759)	(624,609)
Non deductible entertainment expenses	137,064	170,020	249,362
Non deductible allowance for doubtful accounts	397,702	294,435	685,320
Non deductible share-based compensation cost	-	-	709,413
PRC tax payment after examination	-	-	1,863,825
Others	46,086	(19,173)	338,285
Income tax expense/(benefit)	10,745,748	(16,016,274)	59,480,303

The significant increase of adjustment to deferred tax assets and liabilities for changes in enacted tax rates during the year ended December 31, 2013 was primarily due to the deferred tax assets and liabilities related to eLong Information. eLong Information enjoyed a reduced CIT rate of 15% as an HNTE, which status expired on December 31, 2013. eLong Information plans to apply for renewal of its HNTE certification for the period from 2014 through 2016. Until its application for renewal of HNTE certification is approved, eLong Information values the deferred tax assets and liabilities using the unified corporate income tax rate of 25%, rather than the reduced CIT rate of 15%. This income tax benefit may be reversed in a future period depending upon the outcome of eLong Information's reapplication for HNTE certification.

Under the PRC Tax Administration and Collection Law, the statute of limitations is three years for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's 2009 to 2013 tax returns and relevant documentation remain subject to examination by PRC tax authorities, which may be conducted at any time, and the results of which are unpredictable due to the broad discretion of the PRC tax authorities. The Group did not have any unrecognized tax benefits for the year ended December 31, 2013. No significant interest or penalty related to unrecognized uncertain tax positions was recorded in the 2011, 2012 and 2013 consolidated financial statements.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2012	2013
Deferred tax assets, current:
eCoupon program virtual cash liability	8,564,159	26,151,217
Accrued expenses	6,798,900	12,213,168
Total gross deferred tax assets, current	15,363,059	38,364,385
Less: valuation allowance	(20,694)	(31,760,316)
Net deferred tax assets, current	15,342,365	6,604,069

Deferred tax assets, non-current

	December 31,
	2012	2013
Deferred tax assets, non-current:
Operating loss carryforwards	3,432,589	2,655,432
Property and equipment	251,204	312,948
Advertising and promotional fee	27,936,088	68,609,102
Total gross deferred tax assets, non-current	31,619,881	71,577,482
Less: valuation allowance	(582,661)	(60,437,216)
Net deferred tax assets, non-current	31,037,220	11,140, 266

Deferred tax liabilities, non-current:
Acquisition of 2013 Acquired Company	-	1,976,463
Software capitalization	40,591	57,236
Total deferred tax liabilities, non-current	40,591	2,033,699

The gross amounts of operating loss carryforwards which will expire between 2014 and 2018 are as follows: RMB229,851 in 2014, RMB561,302 in 2015, RMB5,170,218 in 2016, RMB2,911,704 in 2017 and RMB1,622,760 in 2018.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management has provided valuation allowances of RMB603,355 and RMB92,197,532 as at December 31, 2012 and 2013, respectively. Substantially all of the increase in valuation allowance for the year ended December 31, 2013, was due to the assessment by management that it is more likely than not that the deferred tax assets of eLong Information will not be realized in the future.